Vanguard Long-Term Investment-Grade Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Long-Term Investment-Grade Fund	Jan. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its assets in investment-grade securities (those of medium and high quality). The majority of these investments will have a dollar-weighted average maturity within a range that is five years shorter than or five years longer than that of its benchmark index, which had a dollar-weighted average maturity of 22.3 years as of January 31, 2025. Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody’s Ratings or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund’s advisor. The Fund may invest in derivatives instruments, such as options, futures contracts, and other swap agreements. The Fund uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of securities for the Fund.